Stock Incentive Plans - Schedule of Share Based Compensation Shares Authorized (Details)	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	34,680,000
Available for future grant (in shares)	22,674,583
DXC Employee Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	34,200,000
Available for future grant (in shares)	22,302,423
DXC Director Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	230,000
Available for future grant (in shares)	123,634
DXC Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	250,000
Available for future grant (in shares)	248,526